Selling, general and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Schedule of Selling, General and Administrative Expenses

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2025	2024	2025	2024

Distribution expenses	(85.3)	(71.1)	(164.9)	(142.0)
Selling expenses	(60.8)	(41.2)	(121.5)	(75.6)
Marketing expenses	(89.7)	(70.3)	(170.5)	(131.8)
Share-based compensation	(10.9)	(17.1)	(25.5)	(33.9)
General and administrative expenses	(121.3)	(93.1)	(243.9)	(174.4)
Selling, general and administrative expenses	(368.0)	(292.9)	(726.3)	(557.7)